Leases - Right of use assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	R 11,834	R 12,351
Additions	2,438	1,953
Modifications and reassessments	372	689
Reclassification to assets		(129)
Translation of foreign operations	(478)	10
Terminations	(46)	(154)
Current year depreciation charge	(2,407)	(2,503)
Net (impairment)/reversal of right of use assets	(338)	(383)
Carrying amount at end of year	11,375	11,834
Land
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	254	117
Additions	15	13
Translation of foreign operations	(16)	7
Terminations		(17)
Current year depreciation charge	(10)	(8)
Net (impairment)/reversal of right of use assets		142
Carrying amount at end of year	243	254
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	5,122	5,101
Additions	1,565	868
Modifications and reassessments	(7)	35
Translation of foreign operations	(88)	28
Terminations	(1)	(5)
Current year depreciation charge	(594)	(553)
Net (impairment)/reversal of right of use assets	(156)	(352)
Carrying amount at end of year	5,841	5,122
Plant, equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	6,458	7,133
Additions	858	1,072
Modifications and reassessments	379	654
Reclassification to assets		(129)
Translation of foreign operations	(374)	(25)
Terminations	(45)	(132)
Current year depreciation charge	(1,803)	(1,942)
Net (impairment)/reversal of right of use assets	(182)	(173)
Carrying amount at end of year	5,291	6,458
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	24,885	23,892
Carrying amount at end of year	25,849	24,885
Cost | Land
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	305	326
Carrying amount at end of year	301	305
Cost | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	9,840	8,919
Carrying amount at end of year	10,897	9,840
Cost | Plant, equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	14,740	14,647
Carrying amount at end of year	14,651	14,740
Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(13,051)	(11,541)
Carrying amount at end of year	(14,474)	(13,051)
Accumulated depreciation and impairment | Land
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(51)	(209)
Carrying amount at end of year	(58)	(51)
Accumulated depreciation and impairment | Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(4,718)	(3,818)
Carrying amount at end of year	(5,056)	(4,718)
Accumulated depreciation and impairment | Plant, equipment and vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Carrying amount at beginning of year	(8,282)	(7,514)
Carrying amount at end of year	R (9,360)	R (8,282)